SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                      EACH OF THE LISTED FUNDS/PORTFOLIOS:

                          ----------------------------



Cash Account Trust                            Investors Cash Trust
  Tax-Exempt Portfolio: Tax-Free                 Treasury Portfolio --
     Investment Class                               Investment Class
Cash Reserve Fund, Inc.                       DWS Advisor Funds
  Prime Series -- Cash Reserve                   Treasury Money Fund
     Institutional Shares                           Investment
DWS Institutional Funds                          NY Tax Free Money Fund
  Treasury Money Fund                               -- Investment Class
     -- Institutional Class                      Tax Free Money Fund
  Cash Management Fund Institutional                Investment
  Cash Reserves Fund Institutional
--------------------------------------------------------------------------------


The following information replaces similar disclosure under the "Buying and Selling Fund/Portfolio Shares" section of each of the above-referenced prospectuses:

--------------------------------------------------------------------------------
Bank Name:                          State Street Bank Boston
--------------------------------------------------------------------------------
Routing No:                         011000028
--------------------------------------------------------------------------------
Attn:                               DWS Scudder
--------------------------------------------------------------------------------
DDA No:                             99028102
--------------------------------------------------------------------------------
FBO:                                (Account name)
                                    (Account number)
--------------------------------------------------------------------------------
Credit:                             [Fund name] - [Class name] [Fund number]
--------------------------------------------------------------------------------














               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
June 18, 2007                                              Deutsche Bank Group